Stock Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement, Noncash Expense [Abstract]
Nonvested Incentive/Performance Unit Awards and Restricted Share/Restricted Share Unit Awards - Rollforward
Table 76: Nonvested Incentive/Performance Unit Awards and Restricted Share/Restricted Share Unit Awards Rollforward

Shares in thousands	Nonvested Incentive/Performance Units Shares	Weighted-Average Grant Date Fair Value	Nonvested Restricted Share/Restricted Share Units	Weighted-Average Grant Date Fair Value
December 31, 2018	1,134	$104.02	3,104	$115.57
Granted (a)	207	$115.36	1,560	$117.82
Vested/Released (a)	(494)	$88.29	(1,278)	$84.37
Forfeitures	(3)	$105.43	(81)	$132.03
December 31, 2019	844	$116.00	3,305	$128.29

(a)
Includes adjustments for achieving specific performance goals for Incentive/Performance Unit Share Awards granted in prior periods.